Retirement Plans Retirement Plans - Additional Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
401(k) Plan
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Defined contribution plan expense	$ 5.4	$ 5.3	$ 4.8
Nonqualified Deferred Compensation Plan
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Defined contribution plan expense	0.9	0.8	0.7
Percentage of eligible employee contribution matched by employer	50.00%
Maximum percentage of employee deferrals subject to match by employer	6.00%
Period after which a participant may receive amounts deferred	5 years
Vesting period of matching contributions	4 years
Deferred compensation liabilities	19.8	14.1
Number of life settlement contracts	184	184
Face value of life settlement contracts	81.8	80.6
Cash surrender value of life insurance policies	$ 19.5	$ 13.4